CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Ordinary shares [Member]	Treasury shares [Member]	Additional Paid-in Capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total Bitauto Holdings Limited shareholders' equity [Member]	Noncontrolling Interests [Member]	Total
Balance, Beginning at Dec. 31, 2016	¥ 19	¥ (41,888)	¥ 8,903,759	¥ 89,841	¥ 742,302	¥ (150,515)	¥ 9,543,518	¥ 278,547	¥ 9,822,065
Balance, Beginning (shares) at Dec. 31, 2016	70,726,025.0	1,274,186.5
Issuance of ordinary shares	¥ 0	¥ 0	0	0	0	0	0	0	¥ 0
Issuance of ordinary shares (shares)	1,000,000.0	0
Repurchase of ordinary shares (shares)									0
Exercise of options and RSUs	¥ 0	¥ 21,477	(2,001)	0	0	0	19,476	0	¥ 19,476
Exercise of options and RSUs (shares)	0	(653,397)
Share-based compensation	¥ 0	¥ 0	1,056,653	0	0	0	1,056,653	129,186	1,185,839
Net loss	0	0	0	0	0	(1,278,997)	(1,278,997)	(147,991)	(1,426,988)
Foreign currency translation gains losses	0	0	0	0	(274,045)	0	(274,045)	(79,702)	(353,747)
Conversion of Yixin preferred shares to ordinary shares	0	0	(947,158)	0	0	0	(947,158)	6,270,261	5,323,103
Proceeds from Yixin IPO, net of issuance costs	0	0	3,321,055	0	0	0	3,321,055	2,204,022	5,525,077
Transaction with noncontrolling interests	0	0	12,554	0	0	0	12,554	59,349	71,903
Conversion of convertible debt	¥ 0	0	158,450	0	0	0	158,450	0	158,450
Conversion of convertible debt (Shares)	1,013,941.0
Acquisition of noncontrolling interests in subsidiaries	¥ 0	0	49,298	0	0	0	49,298	(109,671)	(60,373)
Issuance of ordinary shares by the Company's subsidiary	0	0	0	0	0	0	0	3,030	3,030
Accretion of redeemable noncontrolling interests	0	0	(332,117)	0	0	0	(332,117)	0	(332,117)
Provision of statutory reserves	0	0	0	63,697	0	(63,697)	0	0	0
Balance, Ending at Dec. 31, 2017	¥ 19	¥ (20,411)	12,220,493	153,538	468,257	(1,493,209)	11,328,687	8,607,031	19,935,718
Balance, Ending (shares) at Dec. 31, 2017	72,739,966.0	620,789.5
Repurchase of ordinary shares	¥ 0	¥ (329,625)	0	0	0	0	(329,625)	0	¥ (329,625)
Repurchase of ordinary shares (shares)	0	2,398,780.0							2,398,780
Exercise of options and RSUs	¥ 0	¥ 16,051	(14,059)	0	0	0	1,992	0	¥ 1,992
Exercise of options and RSUs (shares)		(488,321)
Repurchase of subsidiaries' ordinary shares	0	¥ 0	(1,958)	0	0	0	(1,958)	(2,409)	(4,367)
Exercise/settlement of options and RSUs in subsidiaries	0	0	(96,762)	0	0	0	(96,762)	97,237	475
Share-based compensation	0	0	701,872	0	0	0	701,872	194,544	896,416
Share of other comprehensive loss of equity method investees	0	0	1,297	0	0	0	1,297	0	1,297
Net loss	0	0	0	0	0	(580,295)	(580,295)	(99,021)	(679,316)
Foreign currency translation gains losses	0	0	0	0	133,166	0	133,166	20,728	153,894
Accretion of redeemable noncontrolling interests	0	0	(28,057)	0	0	0	(28,057)	0	(28,057)
Provision of statutory reserves	0	0	0	51,045	0	(51,045)	0	0	0
Balance, Ending at Dec. 31, 2018	¥ 19	¥ (333,985)	12,782,826	204,583	601,423	(2,124,549)	11,130,317	8,818,110	¥ 19,948,427
Balance, Ending (shares) at Dec. 31, 2018	72,739,966.0	2,531,248.5							72,739,966
Issuance of ordinary shares	¥ 1	¥ 0	0	0	0	0	1	0	¥ 1
Issuance of ordinary shares (shares)	1,000,000.0	0
Repurchase of ordinary shares (shares)									0
Exercise of options and RSUs	¥ 0	¥ 92,413	(90,109)	0	0	0	2,304	0	¥ 2,304
Exercise of options and RSUs (shares)	0	(773,311)
Repurchase of subsidiaries' ordinary shares	¥ 0	¥ 0	(1,132)	0	0	0	(1,132)	(1,449)	(2,581)
Exercise/settlement of options and RSUs in subsidiaries	0	0	(56,975)	0	0	0	(56,975)	57,240	265
Share-based compensation	0	0	297,390	0	0	0	297,390	128,981	426,371
Net loss	0	0	0	0	0	(1,169,691)	(1,169,691)	(13,349)	(1,183,040)
Foreign currency translation gains losses	0	0	0	0	49,350	0	49,350	18,453	67,803
Acquisitions of subsidiaries	0	0	47,942	0	0	0	47,942	140,095	188,037
Transaction with noncontrolling interests	0	0	(288,905)	0	0	0	(288,905)	238,139	(50,766)
Conversion of convertible debt	¥ 0	¥ 0	3,408	0	0	0	3,408	0	3,408
Conversion of convertible debt (Shares)	21,123	0
Accretion of redeemable noncontrolling interests	¥ 0	¥ 0	(30,427)	0	0	0	(30,427)	0	(30,427)
Provision of statutory reserves	0	0	0	17,964	0	(17,964)	0	0	0
Dividend paid by subsidiary	0	0	0	0	0	0	0	(4,018)	(4,018)
Balance, Ending at Dec. 31, 2019	¥ 20	¥ (241,572)	¥ 12,664,018	¥ 222,547	¥ 650,773	¥ (3,312,204)	¥ 9,983,582	¥ 9,382,202	¥ 19,365,784
Balance, Ending (shares) at Dec. 31, 2019	73,761,089	1,757,937.5							73,761,089